Deferred tax assets and liabilities - Additional information (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Deferred tax assets and liabilities
Carry-forward tax losses	€ 21,896
Carry-forward tax losses indefinitely	17,319
Deferred tax assets	€ 8,241	€ 8,790
Tax rate	24.00%	24.00%	24.00%
Italy
Deferred tax assets and liabilities
Carry-forward tax losses	€ 12,063
Deferred tax assets	€ 538
Tax rate	24.00%
Italy | Accumulated impairment
Deferred tax assets and liabilities
Deferred tax assets	€ 3,975
Italy | Unused tax losses
Deferred tax assets and liabilities
Deferred tax assets	2,895
Foreign (outside Italy)
Deferred tax assets and liabilities
Carry-forward tax losses	€ 9,833
Tax rate	28.30%
Foreign (outside Italy) | Accumulated impairment
Deferred tax assets and liabilities
Deferred tax assets	€ 1,693
Foreign (outside Italy) | Unused tax losses
Deferred tax assets and liabilities
Deferred tax assets	€ 2,782